Revenue from contracts with customers and trade receivables (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Revenue [abstract]
Sales		₨ 316,320			₨ 271,396		₨ 234,595
Service income		5,426			5,655		4,508
License fees	[1]	3,789			2,113		6,776
Revenue		₨ 325,535	[2]	$ 3,811	₨ 279,164	[2]	₨ 245,879	[2]

[1]	During the year ended March 31, 2025, the license fees includes an amount of Rs.1,266 (U.S.$15) as a milestone payment receivable upon U.S. FDA approval of DFD 29, in accordance with the license and collaboration agreement dated June 29, 2021 with Journey Medical Corporation. This transaction pertains to the Company’s Others segment.
[2]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)